Business Combinations - Callidus Acquisition (Details) $ / shares in Units, € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Apr. 05, 2018 USD ($) $ / shares	Apr. 05, 2018 EUR (€)
Recognized Assets and Liabilities
Revenue	€ 24,708	€ 23,461	€ 22,062
Profit after tax	4,088	€ 4,046	€ 3,629
Callidus
Business Combinations
Ownership interest acquired (as a percent)				100.00%	100.00%
Cash paid per share (in dollars per share) | $ / shares				$ 36
Cash paid				$ 2.4	€ 1,957
Liabilities incurred					47
Total consideration transferred					2,004
Recognized Assets and Liabilities
Cash and cash equivalents					63
Other financial assets					64
Trade and other receivables					32
Other non-financial assets					11
Property, plant, and equipment					26
Intangible assets					515
Thereof acquired technology					121
Thereof customer relationship and other intangibles					390
Thereof software and database licenses					4
Total identifiable assets					711
Trade and other payables					55
Current and deferred tax liabilities					65
Provisions and other non-financial liabilities					15
Contract liabilities/deferred income					55
Total identifiable liabilities					190
Total identifiable net assets					521
Goodwill					1,483
Total consideration transferred					€ 2,004
Revenue from Callidus	180
Profit after tax from Callidus	(60)
Pro forma revenue	24,766
Pro forma profit after tax	€ 4,071